SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On October 25, 2013, the Company entered into a Term Sheet with a capital investor whereby the Company has the right to issue up to $5,000,000 of the Company’s common stock to the investor over a term of three years in exchange for cash advances to the Company. Upon execution of the Term Sheet on October 31, 2013, the Company paid the investor $30,000 of the Company’s restricted common stock (1,056,338 shares at $0.0284 per share), priced off of the closing bid price the day before the Term Sheet was signed.

On November 19, 2013, the investor delivered to the Company a Reserve Financing Agreement (“Agreement”), which was executed by the Company on January 6, 2014.  Pursuant to the terms of the Agreement, the Company may require the investor to purchase advance shares, as defined, at a purchase price of  90% of the market price of the average of the three lowest best closing prices of the stock during the fifteen consecutive weekday trading days immediately after the date on which the Company provides an advance notice, as defined, over a thirty-six month period. The dollar amount of common stock sold to the investor in each advance may be up to $250,000; however, each advance is not to exceed more than 350% of the average daily trading volume for a previous 15 day period.  The Company is required to reserve fifty million shares of its common stock for the issuance of the securities to the investor and has provided certain representations and warranties under the Agreement.

In addition, the Company entered into a Registration Rights Agreement with the investor whereby the Company is committed to preparing and filing with the SEC a registration statement for the shares issuable under the Reserve Financing Agreement on Form S-1 within thirty days of signing the Agreement.  The registration statement must be declared effective by the SEC prior to the first sale of the Company’s common stock to the investor.

As consideration for the Agreement, the Company shall transfer to the investor, common stock of the Company equal to two percent of the commitment amount which is $100,000.  The number of shares to be transferred was determined using the purchase price formula, applying the ten previous trading days prior to the execution of the Agreement and is calculated at 3,584,229 shares of the Company’s common stock.

On February 4, 2014, the holders representing a majority of the then outstanding shares of capital stock of Be Active Holdings, Inc. (the “Company”) permitted to vote thereon (the “Shareholders”) approved and permitted the Company to increase the number of authorized shares of the Company’s common stock, par value $0.0001, from 400,000,000 to 525,000,000 (the “Amendment”), to be effective upon (i) receiving the approval of the Company’s Board of Directors, and subsequently (ii) the filing of an amended Certificate of Incorporation with the Secretary of State of the State of Delaware representing the Amendment.